24. Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income
Income from investment in CFSG Partners	$ 415,561	$ 429,008
Expenses
Outsourcing expense	538,359	509,345
Service contracts - administration	447,374	389,971
Marketing	484,330	380,753
State deposit tax	590,728	568,549
ATM fees	417,067	382,227
Telephone	278,998	318,059
FDIC Insurance	$ 288,388	$ 306,249